Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,332,000	$ 10,073,000
Accounts receivable	1,938,000	1,427,000
Prepaid expenses and other current assets	323,000	769,000
Total current assets	5,593,000	12,269,000
Property and equipment, net	156,000	314,000
Operating lease right-of-use assets	238,000	583,000
Deferred offering costs	1,943,000	0
Other non-current assets	137,000	279,000
Total assets	8,067,000	13,445,000
Current liabilities:
Accounts payable	6,452,000	1,421,000
Deferred revenue	744,000	500,000
Operating lease liability, current	252,000	353,000
Accrued expenses and other current liabilities	1,945,000	3,144,000
Total current liabilities	9,393,000	5,418,000
Operating lease liability, non-current	0	252,000
Notes payable to related parties, non-current	8,900,000	0
Non-current liabilities	0	142,000
Total liabilities	18,293,000	5,812,000
Commitments and contingencies (Note 13)
Stockholders' deficit:
Convertible preferred stock	64,716,000	64,716,000
Common stock	0	0
Additional paid-in capital	14,633,000	2,734,000
Accumulated other comprehensive loss	(49,000)	(25,000)
Accumulated deficit	(89,526,000)	(59,792,000)
Total stockholders' deficit	(74,942,000)	(57,083,000)
Total liabilities, convertible preferred stock and stockholders' deficit	8,067,000	13,445,000
ANDRETTI ACQUISITION CORP. [Member]
Current assets:
Cash and cash equivalents	161,224	616,120
Prepaid expenses and other current assets	44,304	590,883
Total current assets	205,528	1,207,003
Prepaid insurance, long-term	0	24,469
Marketable securities held in Trust Account	86,265,079	239,149,736
Total assets	86,470,607	240,381,208
Current liabilities:
Accounts payable and accrued expenses	884,928	30,348
Accrued interest payable – related party	70,918	0
Accrued offering costs	0	85,000
Total current liabilities	955,846	115,348
Convertible note - related party	2,450,083	0
Deferred legal fee	4,040,000	160,000
Deferred underwriting fee payable	8,050,000	8,050,000
Total liabilities	15,495,929	8,325,348
Commitments and contingencies (Note 13)
Class A ordinary shares subject to possible redemption; $0.0001 par value; 7,894,801 and 23,000,000 shares issued and outstanding at redemption value of $10.93 and $10.40 per share as of December 31, 2023 and 2022, respectively	86,265,079	239,149,736
Stockholders' deficit:
Convertible preferred stock	0	0
Additional paid-in capital	0	0
Accumulated deficit	(15,290,976)	(7,094,451)
Total stockholders' deficit	(15,290,401)	(7,093,876)
Total liabilities, convertible preferred stock and stockholders' deficit	86,470,607	240,381,208
Common Class A [Member] | ANDRETTI ACQUISITION CORP. [Member]
Stockholders' deficit:
Common stock	0	0
Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Stockholders' deficit:
Common stock	$ 575	$ 575